Guarantee Deposits (Details) - Schedule of Guarantee Deposit - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Guarantee Deposits (Details) - Schedule of Guarantee Deposit [Line Items]
Total	$ 8,409,210	$ 9,101,466
Guarantee deposits [Member]
Guarantee Deposits (Details) - Schedule of Guarantee Deposit [Line Items]
Total	$ 8,409,210	$ 9,101,466